INTANGIBLE ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 28, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 28, 2022 USD ($)
INTANGIBLE ASSETS, NET
Amortization expenses		¥ 469,903	¥ 173,741
JD Investment
INTANGIBLE ASSETS, NET
Intangible asset	¥ 1,605,839			$ 254,000
Term of years	5 years